Fair Value Measurement - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	$ 22,851	$ 4,007
Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	5,060
Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	6,422
Contingent Earnout Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	11,369
Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	5,060	0
Fair Value, Inputs, Level 1 | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	5,060
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	6,422	0
Fair Value, Inputs, Level 2 | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	0
Fair Value, Inputs, Level 2 | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	6,422
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	11,369	$ 4,007
Fair Value, Inputs, Level 3 | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	0
Fair Value, Inputs, Level 3 | Contingent Earnout Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term liabilities	$ 11,369